Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Litton Loan Servicing
September 25, 2006
September 14, 2006
August 01, 2006
Goldman, Sachs & Co.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Oct-06
Determination Date 16-Oct-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 30-Sep-06 Libor Certificates 9/25/2006 10/24/2006
Record Date - Libor Certificates 24-Oct-06 Fixed Certificates 9/1/2006 9/30/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance (2)
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (3)
A-1 5.36000% $283,858,000.00 $282,170,032.35 $13,013,833.30 $1,260,359.48 $14,274,192.78 N/A N/A $269,156,199.05
A-2 5.41000% $60,831,000.00 $60,831,000.00 $0.00 $274,246.43 $274,246.43 N/A N/A $60,831,000.00
A-3 5.48000% $100,148,000.00 $100,148,000.00 $0.00 $457,342.53 $457,342.53 N/A N/A $100,148,000.00
A-4 5.57000% $40,049,000.00 $40,049,000.00 $0.00 $185,894.11 $185,894.11 N/A N/A $40,049,000.00
M-1 5.62000% $25,436,000.00 $25,436,000.00 $0.00 $119,125.27 $119,125.27 $0.00 $0.00 $25,436,000.00
M-2 5.64000% $30,909,000.00 $30,909,000.00 $0.00 $145,272.30 $145,272.30 $0.00 $0.00 $30,909,000.00
M-3 5.65000% $11,913,000.00 $11,913,000.00 $0.00 $56,090.38 $56,090.38 $0.00 $0.00 $11,913,000.00
M-4 5.68000% $11,269,000.00 $11,269,000.00 $0.00 $53,339.93 $53,339.93 $0.00 $0.00 $11,269,000.00
M-5 5.71000% $13,201,000.00 $13,201,000.00 $0.00 $62,814.76 $62,814.76 $0.00 $0.00 $13,201,000.00
M-6 5.78000% $7,727,000.00 $7,727,000.00 $0.00 $37,218.38 $37,218.38 $0.00 $0.00 $7,727,000.00
M-7 6.08000% $7,727,000.00 $7,727,000.00 $0.00 $39,150.13 $39,150.13 $0.00 $0.00 $7,727,000.00
M-8 6.28000% $6,440,000.00 $6,440,000.00 $0.00 $33,702.67 $33,702.67 $0.00 $0.00 $6,440,000.00
B-1 7.00000% $11,590,000.00 $11,590,000.00 $0.00 $67,608.33 $67,608.33 $0.00 $0.00 $11,590,000.00
B-2 7.00000% $11,269,000.00 $11,269,000.00 $0.00 $65,735.83 $65,735.83 $0.00 $0.00 $11,269,000.00
B-3 7.00000% $10,303,000.00 $10,303,000.00 $0.00 $60,100.83 $60,100.83 $0.00 $0.00 $10,303,000.00
CE N/A $11,269,905.58 $11,269,905.58 $0.00 $1,260,747.47 $1,260,747.47 N/A N/A $11,269,905.58
P N/A $0.00 $0.00 $0.00 $265,394.34 $265,394.34 N/A N/A $0.00
R 0.00000% $50.00 $50.00 $0.00 $0.00 $0.00 N/A N/A $50.00
R-X 0.00000% $100.00 $100.00 $0.00 $0.00 $0.00 N/A N/A $100.00
Totals: $643,939,905.58 $642,251,937.93 $13,013,833.30 $4,444,143.17 $17,457,976.47 $0.00 $0.00 $629,238,104.63
(1) Reflects application of Wac Cap
(2) The R and R-X balances are notional balances.
(3) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 36245AAA4 $994.05347868 $45.84627983 $4.44010555 $0.00000000 $948.20719885 LIBOR 5.33000%
A-2 36245AAB2 $1,000.00000000 $0.00000000 $4.50833342 $0.00000000 $1,000.00000000 SWAP LIBOR 5.33000%
A-3 36245AAC0 $1,000.00000000 $0.00000000 $4.56666663 $0.00000000 $1,000.00000000 SWAP LIBOR TAX 10.66000%
A-4 36245AAD8 $1,000.00000000 $0.00000000 $4.64166671 $0.00000000 $1,000.00000000
M-1 36245AAE6 $1,000.00000000 $0.00000000 $4.68333346 $0.00000000 $1,000.00000000
M-2 36245AAF3 $1,000.00000000 $0.00000000 $4.70000000 $0.00000000 $1,000.00000000
M-3 36245AAG1 $1,000.00000000 $0.00000000 $4.70833375 $0.00000000 $1,000.00000000
M-4 36245AAH9 $1,000.00000000 $0.00000000 $4.73333304 $0.00000000 $1,000.00000000
M-5 36245AAJ5 $1,000.00000000 $0.00000000 $4.75833346 $0.00000000 $1,000.00000000
M-6 36245AAK2 $1,000.00000000 $0.00000000 $4.81666624 $0.00000000 $1,000.00000000
M-7 36245AAL0 $1,000.00000000 $0.00000000 $5.06666624 $0.00000000 $1,000.00000000
M-8 36245AAV8 $1,000.00000000 $0.00000000 $5.23333385 $0.00000000 $1,000.00000000
B-1 36245AAM8 $1,000.00000000 $0.00000000 $5.83333305 $0.00000000 $1,000.00000000
B-2 36245AAN6 $1,000.00000000 $0.00000000 $5.83333304 $0.00000000 $1,000.00000000
B-3 36245AAP1 $1,000.00000000 $0.00000000 $5.83333301 $0.00000000 $1,000.00000000
CE 36245AAR7 $1,000.00000000 $0.00000000 $111.86850334 $0.00000000 $1,000.00000000
P 36245AAS5 N/A N/A N/A N/A N/A
R 36245AAT3 N/A N/A N/A N/A N/A
R-X 36245AAU0 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Oct-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.36000% $0.00 $1,260,359.48 $0.00 $0.00 $0.00 $0.00 $1,260,359.48 $0.00
A-2 5.41000% $0.00 $274,246.43 $0.00 $0.00 $0.00 $0.00 $274,246.43 $0.00
A-3 5.48000% $0.00 $457,342.53 $0.00 $0.00 $0.00 $0.00 $457,342.53 $0.00
A-4 5.57000% $0.00 $185,894.11 $0.00 $0.00 $0.00 $0.00 $185,894.11 $0.00
M-1 5.62000% $0.00 $119,125.27 $0.00 $0.00 $0.00 $0.00 $119,125.27 $0.00
M-2 5.64000% $0.00 $145,272.30 $0.00 $0.00 $0.00 $0.00 $145,272.30 $0.00
M-3 5.65000% $0.00 $56,090.38 $0.00 $0.00 $0.00 $0.00 $56,090.38 $0.00
M-4 5.68000% $0.00 $53,339.93 $0.00 $0.00 $0.00 $0.00 $53,339.93 $0.00
M-5 5.71000% $0.00 $62,814.76 $0.00 $0.00 $0.00 $0.00 $62,814.76 $0.00
M-6 5.78000% $0.00 $37,218.38 $0.00 $0.00 $0.00 $0.00 $37,218.38 $0.00
M-7 6.08000% $0.00 $39,150.13 $0.00 $0.00 $0.00 $0.00 $39,150.13 $0.00
M-8 6.28000% $0.00 $33,702.67 $0.00 $0.00 $0.00 $0.00 $33,702.67 $0.00
B-1 7.00000% $0.00 $67,608.33 $0.00 $0.00 $0.00 $0.00 $67,608.33 $0.00
B-2 7.00000% $0.00 $65,735.83 $0.00 $0.00 $0.00 $0.00 $65,735.83 $0.00
B-3 7.00000% $0.00 $60,100.83 $0.00 $0.00 $0.00 $0.00 $60,100.83 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
M-7 $0.00 $0.00 $0.00 $0.00 $0.00
M-8 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Oct-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 2,187,030.75
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 2,555,343.67
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 54,097.78 Servicer remittance 17,406,019.53
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 54,097.78
Deposit: Cap Payments 0.00 17,460,117.31
Deposit / Withdrawal : Net Swap Payments to swap provider 0.00 Distributions (B):
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Trustee fee 2,140.84
Withdrawal : to pay Unpaid Interest on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 0.00
Withdrawal : to pay principal on certificates 0.00 Total interest distributed 4,444,143.17
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 13,013,833.30
Withdrawal : to pay Swap provider Default Termination payment 0.00 17,460,117.31
Withdrawal : to CE, remaining amounts 54,097.78
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Oct-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 442,376.84 Senior Enhancement Percentage (final) 25.277%
B) Ending collateral balance 629,238,104.63 Senior Enhancement Percentage for purposes of Stepdown 25.277%
C) Current Delinquency Rate (A/B) 0.070%
D) Rolling Three Month Delinquency Rate 0.035% The later of:
E) Senior Enhancement Percentage for Trigger 24.765% 1) the earlier of a) September 2009 NO
F) Applicable % 32.250% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 7.987% 2) Date when Senior Enhancement % >= 49.40% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 643,939,905.58
J) Cumulative Loss % ( H / I) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA Ending Overcollateralization Amount 11,269,905.58
Specified Overcollateralization Amount 11,269,905.58
A Trigger Event will occur if either is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
1,206,649.69
40-Year Trigger Event
NO
1) As additional principal to certificates 0.00
2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
Event of Default
3) Basis Risk Payment to Excess Reserve Fund 0.00
Relevant information: 4) to Supp Interest Trust - Swap Term Payments 0.00
A) Cumulatiave Loss % 0.00% 5) Remaining Amounts to CE 1,206,649.69
B) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA (B): 1,206,649.69
NO
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
642,251,937.93
13,013,833.30
0.00
629,238,104.63
265,367.02
11,994,422.11
13,694.29
0.00
740,349.88
13,013,833.30
4,394,396.87
267,604.98
0.00
0.00
0.00
0.00
0.00
4,126,791.89
265,394.34
0.00
17,406,019.53
2,887
2,837
0.9771689861
8.21060%
7.70660%
12.49780%
0.00
0.00
0.00
0.00
8,619,938.10
30
4
0.00
0.00
267,604.98
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
277 20,683,827.70 3.29%
100K to 199.99K
1,194 181,420,763.95 28.83%
200K to 299.99K
814 198,789,686.88 31.59%
300K to 399.99K
327 112,787,583.65 17.92%
400K to 499.99K
131 58,462,598.38 9.29%
500K to 599.99K
53 29,211,904.44 4.64%
600K to 699.99K
30 19,056,625.54 3.03%
700K to 799.99K
8 5,938,760.66 0.94%
800K to 899.99K
1 834,154.44 0.13%
900K to 999.99K
1 970,000.00 0.15%
1000K to 1099.99K
1 1,082,198.99 0.17%
Total
2,837
629,238,104.63
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.50% - 5.99%
6 1,667,306.72 0.26%
6.00% - 6.49%
49 13,105,840.37 2.08%
6.50% - 6.99%
223 57,668,787.12 9.16%
7.00% - 7.49%
332 88,632,483.42 14.09%
7.50% - 7.99%
587 143,532,404.08 22.81%
8.00% - 8.49%
398 89,222,597.09 14.18%
8.50% - 8.99%
506 106,355,508.97 16.90%
9.00% - 9.49%
269 51,467,685.27 8.18%
9.50% - 9.99%
232 43,706,889.35 6.95%
10.00% - 10.49%
103 17,405,679.03 2.77%
10.50% - 10.99%
67 10,149,279.20 1.61%
11.00% - 11.49%
35 3,764,261.66 0.60%
11.50% - 11.99%
17 1,801,099.99 0.29%
12.00% - 12.49%
3 347,765.16 0.06%
12.50% - 12.99%
3 137,267.17 0.02%
13.00% - 13.49%
5 200,773.05 0.03%
13.50% - 13.99%
1 34,100.00 0.01%
14.50% - 14.99%
1 38,376.98 0.01%
Total
2,837
629,238,104.63
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.21%
Count
Balance ($)
%
1.00% - 1.99%
1 135,087.61 0.03%
2.00% - 2.99%
3 645,158.15 0.13%
3.00% - 3.99%
16 4,331,860.39 0.86%
4.00% - 4.99%
142 38,726,355.77 7.72%
5.00% - 5.99%
542 131,227,328.87 26.18%
6.00% - 6.99%
1,103 255,493,700.93 50.96%
7.00% - 7.99%
287 57,331,826.13 11.44%
8.00% - 8.99%
68 12,438,501.46 2.48%
9.00% - 9.99%
7 1,002,321.77 0.20%
Total
2,169
501,332,141.08
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.10%
Count
Balance ($)
%
0.00% - 0.99%
15 2,841,661.44 0.57%
2.00% - 2.99%
1 77,172.69 0.02%
4.00% - 4.99%
1 89,750.78 0.02%
5.00% - 5.99%
9 1,642,881.24 0.33%
6.00% - 6.99%
181 50,222,010.74 10.02%
7.00% - 7.99%
662 179,168,135.69 35.74%
8.00% - 8.99%
722 159,623,459.23 31.84%
9.00% - 9.99%
427 83,193,769.61 16.59%
10.00% - 10.99%
128 21,431,775.76 4.27%
11.00% - 11.99%
22 2,862,167.97 0.57%
12.00% - 12.99%
1 179,355.93 0.04%
Total
2,169
501,332,141.08
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.19%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
11.00% - 11.99%
16 4,537,660.44 0.91%
12.00% - 12.99%
185 51,541,847.10 10.28%
13.00% - 13.99%
628 168,696,153.78 33.65%
14.00% - 14.99%
740 163,318,277.80 32.58%
15.00% - 15.99%
430 84,262,980.00 16.81%
16.00% - 16.99%
138 24,117,586.42 4.81%
17.00% - 17.99%
26 3,810,506.02 0.76%
18.00% - 18.99%
6 1,047,129.52 0.21%
Total
2,169
501,332,141.08
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.26%
Count
Balance ($)
%
6
2,169 501,332,141.08 100.00%
Total
2,169
501,332,141.08
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,169 501,332,141.08 100.00%
Total
2,169
501,332,141.08
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
2,169 501,332,141.08 100.00%
Total
2,169
501,332,141.08
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
75 17,002,748.65 2.70%
3 Units
26 6,868,556.09 1.09%
4 Units
13 4,070,083.22 0.65%
Condominium
192 37,199,095.84 5.91%
High Rise Condo
7 1,350,813.00 0.21%
Manufactured Housing
51 5,720,338.09 0.91%
Planned Unit Development
455 113,287,927.29 18.00%
Single Family
2,009 442,095,828.81 70.26%
Townhouse
9 1,642,713.64 0.26%
Total
2,837
629,238,104.63
100.00%
Property Type
Type

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
91 16,405,027.89 2.61%
2006
2,746 612,833,076.74 97.39%
Total
2,837
629,238,104.63
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
7 378,537.17 0.06%
15.00%-19.99%
9 817,950.67 0.13%
20.00%-24.99%
41 2,154,354.14 0.34%
25.00%-29.99%
14 1,566,053.87 0.25%
30.00%-34.99%
12 1,298,032.10 0.21%
35.00%-39.99%
17 3,205,509.16 0.51%
40.00%-44.99%
28 4,340,649.78 0.69%
45.00%-49.99%
32 5,635,019.92 0.90%
50.00%-54.99%
68 11,906,928.47 1.89%
55.00%-59.99%
62 12,200,144.26 1.94%
60.00%-64.99%
108 22,068,895.61 3.51%
65.00%-69.99%
119 26,791,696.30 4.26%
70.00%-74.99%
139 31,148,692.28 4.95%
75.00%-79.99%
255 61,037,628.32 9.70%
80.00%-84.99%
674 164,364,522.39 26.12%
85.00%-89.99%
328 77,924,907.65 12.38%
90.00%-94.99%
490 109,418,859.26 17.39%
95.00%-99.99%
279 63,189,760.28 10.04%
100.0%-105.0%
152 29,580,385.20 4.70%
5.00%- 9.99%
3 209,577.80 0.03%
Total
2,837
629,238,104.63
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 81
Count
Balance ($)
%
97 - 120
1 11,043.71 0.00%
145 - 168
2 188,803.07 0.03%
169 - 192
22 2,897,892.77 0.46%
193 - 216
1 38,595.72 0.01%
217 - 240
15 2,235,926.51 0.36%
265 - 288
5 266,411.40 0.04%
289 - 312
1 101,953.53 0.02%
337 - 360
1,682 338,868,629.30 53.85%
457 - 480
808 209,640,762.64 33.32%
481 +
300 74,988,085.98 11.92%
Total
2,837
629,238,104.63
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 416

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 11,043.71 0.00%
145 - 168
2 188,803.07 0.03%
169 - 192
47 4,031,559.39 0.64%
193 - 216
1 38,595.72 0.01%
217 - 240
15 2,235,926.51 0.36%
265 - 288
5 266,411.40 0.04%
289 - 312
1 101,953.53 0.02%
337 - 360
2,752 619,235,291.49 98.41%
457 - 480
13 3,128,519.81 0.50%
Total
2,837
629,238,104.63
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 354
Count
Balance ($)
%
97 - 120
1 11,043.71 0.00%
169 - 192
24 3,086,695.84 0.49%
217 - 240
16 2,274,522.23 0.36%
265 - 288
5 266,411.40 0.04%
289 - 312
1 101,953.53 0.02%
337 - 360
1,682 338,868,629.30 53.85%
457 - 480
808 209,640,762.64 33.32%
481 +
300 74,988,085.98 11.92%
Total
2,837
629,238,104.63
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 420
Count
Balance ($)
%
97 - 120
1 11,043.71 0.00%
169 - 192
49 4,220,362.46 0.67%
217 - 240
16 2,274,522.23 0.36%
265 - 288
5 266,411.40 0.04%
289 - 312
1 101,953.53 0.02%
337 - 360
2,752 619,235,291.49 98.41%
457 - 480
13 3,128,519.81 0.50%
Total
2,837
629,238,104.63
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
34 5,626,463.65 0.89%
ALASKA
2 574,482.75 0.09%
ARIZONA
222 44,511,766.04 7.07%
ARKANSAS
12 1,534,644.92 0.24%
CALIFORNIA
417 132,450,740.22 21.05%
COLORADO
64 13,025,055.16 2.07%
CONNECTICUT
64 13,656,408.30 2.17%
DELAWARE
20 3,864,812.39 0.61%
DISTRICT OF COLUMBIA
10 2,525,145.15 0.40%
FLORIDA
644 147,527,237.62 23.45%
GEORGIA
65 10,967,016.73 1.74%
HAWAII
7 2,983,665.61 0.47%
IDAHO
19 2,869,349.24 0.46%
ILLINOIS
78 17,480,279.38 2.78%
INDIANA
27 3,675,687.95 0.58%
IOWA
8 1,128,035.44 0.18%
KANSAS
20 3,485,035.81 0.55%
KENTUCKY
20 2,878,392.48 0.46%
LOUISIANA
29 4,418,644.61 0.70%
MAINE
15 2,541,394.02 0.40%
MARYLAND
58 13,688,251.24 2.18%
MASSACHUSETTS
27 6,223,694.94 0.99%
MICHIGAN
37 6,587,436.21 1.05%
MINNESOTA
48 10,038,550.80 1.60%
MISSISSIPPI
13 1,929,739.62 0.31%
MISSOURI
51 6,801,734.78 1.08%
MONTANA
1 156,968.59 0.02%
NEBRASKA
7 1,127,432.42 0.18%
NEVADA
69 16,993,639.79 2.70%
NEW HAMPSHIRE
34 6,370,372.52 1.01%
NEW JERSEY
36 9,759,295.83 1.55%
NEW MEXICO
2 427,856.57 0.07%
NEW YORK
64 20,493,619.28 3.26%
NORTH CAROLINA
35 5,531,602.94 0.88%
NORTH DAKOTA
2 221,091.93 0.04%
OHIO
24 3,463,110.95 0.55%
OKLAHOMA
24 2,976,333.63 0.47%
OREGON
36 7,297,567.81 1.16%
PENNSYLVANIA
84 14,711,030.13 2.34%
RHODE ISLAND
8 1,834,559.37 0.29%
SOUTH CAROLINA
16 2,382,891.41 0.38%
SOUTH DAKOTA
4 626,571.75 0.10%
TENNESSEE
57 7,755,021.62 1.23%
TEXAS
106 15,077,468.55 2.40%
UTAH
26 5,480,106.37 0.87%
VERMONT
1 219,908.24 0.03%
VIRGINIA
92 22,261,339.13 3.54%
WASHINGTON
65 15,823,036.36 2.51%
WEST VIRGINIA
3 445,875.49 0.07%
WISCONSIN
24 3,713,549.51 0.59%
WYOMING
6 1,094,189.38 0.17%
Total
2,837
629,238,104.63
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
FLORIDA
CALIFORNIA
ARIZONA
VIRGINIA
NEW YORK
ILLINOIS
NEVADA
WASHINGTON
TEXAS
PENNSYLVANIA
MARYLAND
CONNECTICUT
COLORADO
GEORGIA
MINNESOTA
NEW JERSEY
TENNESSEE
OREGON
MISSOURI
MICHIGAN
NEW HAMPSHIRE
MASSACHUSETTS
ALABAMA
NORTH CAROLINA
UTAH
LOUISIANA
DELAWARE
WISCONSIN
INDIANA
KANSAS
OHIO
HAWAII
OKLAHOMA
KENTUCKY
IDAHO
MAINE
DISTRICT OF
COLUMBIA
SOUTH CAROLINA
MISSISSIPPI
RHODE ISLAND
ARKANSAS
IOWA
NEBRASKA
WYOMING
SOUTH DAKOTA
ALASKA
WEST VIRGINIA
NEW MEXICO
NORTH DAKOTA
VERMONT
MONTANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,785
618,425,865.71
98.32%
618,666,964.83
49
10,369,862.08
1.65%
10,381,882.52
1
213,402.03
0.03%
213,750.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,835
629,009,129.82
629,262,597.35
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
2
228,974.81
100.00%
229,224.97
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
228,974.81
229,224.97
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,785
618,425,865.71
98.28%
618,666,964.83
51
10,598,836.89
1.68%
10,611,107.49
1
213,402.03
0.03%
213,750.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,837
629,238,104.63
100.00%
629,491,822.32
Current
30 - 59
days
60 - 89
days
Current 98.3%
30 - 59 days 1.7%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
49 10,369,862.08 97.98% 1 213,402.03 2.02% 0 0.00 0.00% 0 0.00 0.00%
50
10,583,264.11
Bankruptcy
2 228,974.81 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
2
228,974.81
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
51
10,598,836.89
98.03%
1
213,402.03
1.97%
0
0.00
0.00%
0
0.00
0.00%
52
10,812,238.92
100.00%
98.03
1.97
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
97.88
2.12
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
September 2006
October 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 1,023,269.17 51 10,598,836.89
60 - 89 days
0 0.00 1 213,402.03
Bankruptcy
0 0.00 2 228,974.81
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
21.39%
12,748,466.28
Life CPR
12.51%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
9/1/2006
10/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
9/1/2006
10/1/2006
Group 1
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
2 228,974.81 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15774912 129,750.00 129,465.35 10.99% 08/01/2006 360
18559831 99,650.00 99,509.46 11.12% 08/01/2006 360
Total:
2
228,974.81
229,400.00

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
50 12,928,075.00 12,738,470.69 0.00 642,251,937.93
1.98%
98.02%
1
Prepayment 1.98%
Liquidation 0.00%
Beginning Balance 98.02%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15806250 92,000.00 90,965.64 90,893.10 0.00 0.00 0.00 Voluntary PIF 10/12/2006 72.54 7.675% 2,784.70
15821499 850,000.00 845,840.23 845,132.50 0.00 0.00 0.00 Voluntary PIF 10/05/2006 707.73 7.100% 23,992.32
15821945 315,000.00 314,523.64 314,442.27 0.00 0.00 0.00 Voluntary PIF 09/29/2006 81.37 8.500% 0.00
15821978 288,800.00 288,417.20 288,351.72 0.00 0.00 0.00 Voluntary PIF 10/11/2006 65.48 8.950% 0.00
15822190 164,700.00 164,363.27 164,305.92 0.00 0.00 0.00 Voluntary PIF 10/13/2006 57.35 7.450% 4,897.63
15822505 277,200.00 276,363.78 276,220.53 0.00 0.00 0.00 Voluntary PIF 10/11/2006 143.25 9.490% 0.00
15823008 223,000.00 221,971.20 221,796.01 0.00 0.00 0.00 Voluntary PIF 10/04/2006 175.19 7.400% 6,569.17
15823107 183,600.00 183,029.72 182,932.07 0.00 0.00 0.00 Voluntary PIF 09/25/2006 97.65 9.350% 0.00
15823305 171,000.00 169,993.15 169,871.70 0.00 0.00 0.00 Voluntary PIF 09/21/2006 121.45 8.000% 0.00
15825961 116,000.00 115,928.96 115,928.96 0.00 0.00 0.00 Voluntary PIF 09/19/2006 0.00 7.350% 3,407.78
15842891 95,000.00 94,679.45 94,624.62 0.00 0.00 0.00 Voluntary PIF 09/28/2006 54.83 8.950% 3,389.09
15844046 356,250.00 356,250.00 356,250.00 0.00 0.00 0.00 Voluntary PIF 09/12/2006 0.00 6.800% 9,690.00
15844624 495,000.00 494,205.94 494,050.56 0.00 0.00 0.00 Voluntary PIF 10/11/2006 155.38 7.800% 15,413.03
15844715 123,500.00 123,197.79 123,135.89 0.00 0.00 0.00 Voluntary PIF 10/13/2006 61.90 9.600% 4,727.89
15845449 178,000.00 177,766.49 177,718.81 0.00 0.00 0.00 Voluntary PIF 09/11/2006 47.68 8.350% 0.00
15846041 319,500.00 319,018.57 318,920.38 0.00 0.00 0.00 Voluntary PIF 09/05/2006 98.19 7.870% 10,042.75
15848344 154,800.00 152,537.66 152,433.74 0.00 0.00 0.00 Voluntary PIF 09/12/2006 103.92 8.850% 5,394.95
15849268 196,200.00 195,960.69 195,911.79 0.00 0.00 0.00 Voluntary PIF 09/25/2006 48.90 8.600% 0.00
15849565 348,500.00 347,303.11 347,058.95 0.00 0.00 0.00 Voluntary PIF 09/18/2006 244.16 7.950% 11,044.36
15916760 289,500.00 289,035.48 288,940.79 0.00 0.00 0.00 Voluntary PIF 10/02/2006 94.69 7.650% 8,840.93
15924038 199,500.00 197,503.96 197,097.99 0.00 0.00 0.00 Voluntary PIF 10/06/2006 405.97 6.750% 5,319.13
15925621 153,600.00 152,532.22 152,408.21 0.00 0.00 0.00 Voluntary PIF 10/13/2006 124.01 7.350% 0.00
15926223 381,600.00 380,122.90 379,822.03 0.00 0.00 0.00 Voluntary PIF 09/19/2006 300.87 7.350% 11,186.66

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15926538 100,000.00 99,550.39 99,460.93 0.00 0.00 0.00 Voluntary PIF 10/11/2006 89.46 6.700% 2,662.27
15926850 326,000.00 324,811.09 324,568.74 0.00 0.00 0.00 Voluntary PIF 09/01/2006 242.35 7.650% 0.00
15927437 543,500.00 541,696.34 541,430.20 0.00 0.00 0.00 Voluntary PIF 09/01/2006 266.14 9.790% 21,208.09
15945975 165,900.00 165,495.77 165,392.91 0.00 0.00 0.00 Voluntary PIF 09/07/2006 102.86 8.525% 5,644.31
15947005 440,000.00 439,273.42 439,125.39 0.00 0.00 0.00 Voluntary PIF 09/05/2006 148.03 7.550% 13,271.64
15948425 230,000.00 229,462.75 229,281.49 0.00 0.00 0.00 Voluntary PIF 10/10/2006 181.26 7.290% 6,693.78
15956428 352,800.00 351,377.66 351,088.45 0.00 0.00 0.00 Voluntary PIF 09/06/2006 289.21 7.150% 0.00
15957665 427,500.00 427,135.99 427,043.27 0.00 0.00 0.00 Voluntary PIF 09/01/2006 92.72 9.050% 15,463.19
15958002 464,600.00 463,311.93 463,048.49 0.00 0.00 0.00 Voluntary PIF 09/08/2006 263.44 9.000% 16,691.08
15960990 277,000.00 276,517.41 276,354.20 0.00 0.00 0.00 Voluntary PIF 09/12/2006 163.21 8.740% 5,533.59
15962087 121,600.00 121,367.68 121,289.17 0.00 0.00 0.00 Voluntary PIF 09/29/2006 78.51 8.290% 0.00
17133505 120,000.00 119,816.82 119,724.38 0.00 0.00 0.00 Voluntary PIF 10/10/2006 92.44 7.375% 3,533.24
17148644 344,000.00 343,906.41 343,859.09 0.00 0.00 0.00 Voluntary PIF 10/02/2006 47.32 8.990% 12,368.14
18380055 180,000.00 178,974.89 178,856.95 0.00 0.00 0.00 Voluntary PIF 09/22/2006 117.94 8.425% 3,581.84
18549923 150,000.00 149,518.67 149,447.61 0.00 0.00 0.00 Voluntary PIF 10/02/2006 71.06 9.950% 0.00
18551168 323,950.00 175,545.54 175,533.57 0.00 0.00 0.00 Voluntary PIF 10/03/2006 11.97 10.825% 0.00
18551606 213,750.00 213,533.54 213,460.49 0.00 0.00 0.00 Voluntary PIF 09/28/2006 73.05 7.450% 8,539.17
18554196 129,375.00 129,188.56 129,125.41 0.00 0.00 0.00 Repurchase 63.15 9.650% 0.00
18554428 582,250.00 582,249.99 582,249.99 0.00 0.00 0.00 Voluntary PIF 09/15/2006 0.00 6.800% 15,837.20
18554808 364,500.00 363,797.90 363,560.64 0.00 0.00 0.00 Repurchase 237.26 8.250% 0.00
18558460 198,000.00 197,669.70 197,557.96 0.00 0.00 0.00 Voluntary PIF 09/22/2006 111.74 8.950% 0.00
18569368 142,500.00 142,461.15 142,441.47 0.00 0.00 0.00 Voluntary PIF 09/20/2006 19.68 10.500% 5,699.03
18569459 125,400.00 125,273.51 125,209.52 0.00 0.00 0.00 Voluntary PIF 10/03/2006 63.99 9.400% 0.00
18571638 205,000.00 203,627.14 203,498.60 0.00 0.00 0.00 Voluntary PIF 09/28/2006 128.54 8.725% 1,967.38
18579094 183,200.00 182,843.51 182,723.05 0.00 0.00 0.00 Repurchase 120.46 8.200% 0.00
18579839 65,000.00 64,960.71 64,940.78 0.00 0.00 0.00 Repurchase 19.93 11.775% 0.00
18711259 180,000.00 179,974.81 179,949.40 0.00 0.00 0.00 Voluntary PIF 10/13/2006 25.41 10.400% 0.00
Total:
50
12,928,075.00
12,744,854.33
6,383.64
12,738,470.69
0.00
0.00
0.00
265,394.34

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #